Nature of Operations and Going Concern	6 Months Ended
Jun. 30, 2022
Nature of Operations and Going Concern
Nature of Operations and Going Concern
1.	Nature of Operations and Going Concern

Akanda Corp. (the “Company”) is domiciled in Canada and was incorporated on July 16, 2021. The Company’s registered office is 77 King Street West, Suite 400, Toronto-Dominion Centre, Toronto Canada, Ontario, M5K 0A1.

Prior to the liquidation event on July 15, 2022 described below, the Company, through its indirectly held subsidiary, Bophelo Bio Science and Wellness (Pty) Ltd. is in the business of cultivating and manufacturing cannabis biomass and medical cannabis products in Lesotho (specifically near Ts’akholo, in the Mafeteng district of the Kingdom of Lesotho, Southern Africa), for export to international markets. At June 30, 2022, the Company determined that it no longer controlled Bophelo Bio Science and Wellness (Pty) Ltd. as a result of the insolvent liquidation order signed by the Lesotho Court on July 15, 2022 (see note 5 and 17). As a result of the loss of control, the Company derecognized all assets and liabilities at their book values on June 30, 2022 and wrote down all balances receivable from the entity to nil. During the six months ended June 30, 2022, recorded a loss on loss of control of Bophelo Bio Science and Wellness (Pty) Ltd. of $2,338,342, which included $800,794 of cash held by Bophelo Bio Science and Wellness (Pty) Ltd. The Company accounted for the operating results of Bophelo Bio Science and Wellness (Pty) Ltd. as a discontinued operation during the six months ended June 30, 2022 and has reclassified the operating results of Bophelo Bio Science and Wellness (Pty) Ltd as a discontinued operation for the six months ended June 30, 2021. At the date of these condensed consolidated financial statements, the liquidation of Bophelo Bio Science and Wellness (Pty) Ltd. is still ongoing. The Company is also in the business of sales and distribution of cannabis-based products for medical use, through its subsidiary Canmart Ltd which is based in the UK.

The Company was incorporated for the designed purpose of becoming the ultimate parent company of Cannahealth Ltd. (“Cannahealth”), through a reorganization of entities with common control. The share purchase agreement became unconditional on or about November 3, 2021 and the Company acquired the shares in the aforementioned entities from Halo Collective Inc. (“Halo”).

The Company’s condensed consolidated financial statements have been prepared on a going concern basis which assumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future. Attention is drawn to the fact that the Company incurred a net cash outflow of $8,353,721 from operating activities for the six months ended June 30, 2022. The continuing operations of the Company are dependent upon its ability to raise further cash funding by way of issuing debt and/or equity, as well as its ability to generate cash profits from its investments in Canmart Ltd. and Holigen Ltd. in the near future.

The Company is an early-stage company and is primarily dependent on externally provided financing to continue as a going concern. Additional funds will be required to enable the Company to pursue such an initiative and the Company may be unable to obtain such financing on satisfactory terms. Furthermore, there is no assurance that the Company will be profitable. Management intends to finance operating costs over the next twelve months with its cash on hand, and/or additional cash that will be generated from operations. The Company does not at this stage have any firm plans or commitments regarding further financing.

These uncertainties may cast significant doubt upon the Company’s ability to continue as a going concern. These financial statements do not include any adjustments relating to the recoverability and classification of assets and liabilities which might be necessary should the Company be unable to continue in existence.

In March 2020, the World Health Organization declared COVID-19 a global pandemic. This contagious disease outbreak, which has continued to spread, and any related adverse public health developments, has adversely affected workforces, economies, and financial markets globally, potentially leading to an economic downturn. It is not possible for the Company to predict the duration or magnitude of the adverse results of the outbreak and its effects on the Company’s business or ability to raise funds.